Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Share capital [Member]	Share-based payment reserves [Member]	Warrants reserves [Member]	Convertible debenture reserves [Member]	Accumulated other comprehensive income [Member]	Deficit [Member]	Total
Beginning balance at Dec. 31, 2020	$ 15,425,528	$ 3,168,709	$ 1,493,221	$ 41,830	$ 426,907	$ (12,754,164)	$ 7,802,031
Beginning balance (shares) at Dec. 31, 2020	25,908,233
Loss for the year						(9,325,226)	(9,325,226)
Private placement	$ 1,646,706		798,594				2,445,300
Private placement (shares)	1,428,970
Share issuance cost	$ (29,126)						(29,126)
Options exercised	$ 915,145	(374,396)					540,749
Options exercised (shares)	449,500
Warrants exercised	$ 1,695,827		(393,284)				1,302,543
Warrants exercised (shares)	865,458
Shares issued for debt settlement	$ 230,782						230,782
Shares issued for debt settlement (shares)	144,239
Finder's shares	$ 105,000						105,000
Finder's shares (shares)	50,000
Convertible debenture converted	$ 209,289		18,275	(41,830)			185,734
Convertible debenture converted (shares)	146,029
Cumulative translation adjustment					4,110		4,110
Share-based payment expense		990,448					990,448
Ending balance at Dec. 31, 2021	$ 20,199,151	3,784,761	1,916,806	0	431,017	(22,079,390)	$ 4,252,345
Ending balance (shares) at Dec. 31, 2021	28,992,429						28,992,429
Loss for the year						(2,763,134)	$ (2,763,134)
Private placement	$ 2,099,269		1,224,595				3,323,864
Private placement (shares)	2,636,000
Share issuance cost	$ (24,722)						(24,722)
Options exercised	$ 1,687,055	(731,055)					956,000
Options exercised (shares)	770,500
Warrants exercised	$ 270,900		(68,400)				202,500
Warrants exercised (shares)	150,000
Cumulative translation adjustment					602,372		602,372
Share-based payment expense		954,465					954,465
Shares issued on acquisition of water rights	$ 1,259,259		716,196				1,975,455
Shares issued on acquisition of water rights (shares)	925,926
Ending balance at Dec. 31, 2022	$ 25,490,912	$ 4,008,171	$ 3,789,197	$ 0	$ 1,033,389	$ (24,842,524)	$ 9,479,145
Ending balance (shares) at Dec. 31, 2022	33,474,855						33,474,855